Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Line Items]
Cash and banks	$ 494.0	$ 330.3
Cash equivalents
Cash equivalents	1,069.0	1,298.9
Gross	1,563.0	1,629.2
Bank overdraft	0.0	(2.9)
Liquid cash and cash equivalents	1,563.0	1,626.3	$ 1,815.6	$ 1,838.6
Private securities [member]
Cash equivalents
Cash equivalents	87.7	130.1
Fixed deposits [member]
Cash equivalents
Cash equivalents	$ 981.3	$ 1,168.8